Note 15 - Impairment of Real Estate Investments: (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Asset Impairment Charges	$ 2,100,000	$ 200,000	$ 200,000	$ 2,100,000	$ 2,100,000	$ 0